Property and Equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net

5. Property and Equipment, net

Property and equipment consisted of the following as of December 31, 2020 and 2019 (in thousands):

	December 31,
	2020	2019
Office equipment and computer hardware	$99	$96
Furniture and fixtures	109	51
Total property and equipment	208	147
Less accumulated depreciation	(144)	(126)
Property and equipment, net	$64	$21

Depreciation expense for the years ended December 31, 2020 and 2019 was approximately $18 thousand and $4 thousand, respectively.